Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	22
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,142,066,659.36	40,029		56.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,000,000.00	2.38663%		July 15, 2020
Class A-2a Notes	$220,000,000.00	2.35%		February 15, 2022
Class A-2b Notes	$126,020,000.00	0.34600%	*	February 15, 2022
Class A-3 Notes	$346,060,000.00	2.23%		October 15, 2023
Class A-4 Notes	$105,020,000.00	2.24%		October 15, 2024
Class B Notes	$31,580,000.00	2.40%		November 15, 2024
Class C Notes	$21,060,000.00	2.58%		December 15, 2025
Total	$1,052,740,000.00
		* One-month LIBOR + 0.24%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,372,840.15

Principal:
Principal Collections	$16,952,992.70
Prepayments in Full	$11,170,077.31
Liquidation Proceeds	$477,076.24
Recoveries	$146,013.41
Sub Total	$28,746,159.66
Collections	$30,118,999.81

Purchase Amounts:
Purchase Amounts Related to Principal	$235,924.27
Purchase Amounts Related to Interest	$1,715.39
Sub Total	$237,639.66

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,356,639.47

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	22
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$30,356,639.47
Servicing Fee	$435,834.72	$435,834.72	$0.00	$0.00	$29,920,804.75
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,920,804.75
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$29,920,804.75
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$29,920,804.75
Interest - Class A-3 Notes	$558,999.55	$558,999.55	$0.00	$0.00	$29,361,805.20
Interest - Class A-4 Notes	$196,037.33	$196,037.33	$0.00	$0.00	$29,165,767.87
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,165,767.87
Interest - Class B Notes	$63,160.00	$63,160.00	$0.00	$0.00	$29,102,607.87
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,102,607.87
Interest - Class C Notes	$45,279.00	$45,279.00	$0.00	$0.00	$29,057,328.87
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,057,328.87
Regular Principal Payment	$26,772,912.72	$26,772,912.72	$0.00	$0.00	$2,284,416.15
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,284,416.15
Residual Released to Depositor	$0.00	$2,284,416.15	$0.00	$0.00	$0.00
Total		$30,356,639.47

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$26,772,912.72
Total					$26,772,912.72

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$26,772,912.72	$77.36	$558,999.55	$1.62	$27,331,912.27	$78.98
Class A-4 Notes	$0.00	$0.00	$196,037.33	$1.87	$196,037.33	$1.87
Class B Notes	$0.00	$0.00	$63,160.00	$2.00	$63,160.00	$2.00
Class C Notes	$0.00	$0.00	$45,279.00	$2.15	$45,279.00	$2.15
Total	$26,772,912.72	$25.43	$863,475.88	$0.82	$27,636,388.60	$26.25

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$300,806,931.84	0.8692335	$274,034,019.12	0.7918685
Class A-4 Notes	$105,020,000.00	1.0000000	$105,020,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,060,000.00	1.0000000	$21,060,000.00	1.0000000
Total	$458,466,931.84	0.4354987	$431,694,019.12	0.4100671

Pool Information
Weighted Average APR	3.029%	3.008%
Weighted Average Remaining Term	39.43	38.65
Number of Receivables Outstanding	25,877	25,066
Pool Balance	$523,001,661.30	$493,924,203.46
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$484,735,456.55	$457,526,381.96
Pool Factor	0.4579432	0.4324828

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,928.54
Yield Supplement Overcollateralization Amount	$36,397,821.50
Targeted Overcollateralization Amount	$62,230,184.34
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$62,230,184.34

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,928.54
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,928.54
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,928.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	22
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		68	$241,387.32
(Recoveries)		54	$146,013.41
Net Loss for Current Collection Period			$95,373.91
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2188%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7340%
Second Prior Collection Period			0.5814%
Prior Collection Period			0.5572%
Current Collection Period			0.2251%
Four Month Average (Current and Prior Three Collection Periods)			0.5244%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,376	$6,351,431.11
(Cumulative Recoveries)			$902,104.83
Cumulative Net Loss for All Collection Periods			$5,449,326.28
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4771%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,615.87
Average Net Loss for Receivables that have experienced a Realized Loss			$3,960.27

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.80%	150	$3,947,315.78
61-90 Days Delinquent	0.07%	13	$361,833.83
91-120 Days Delinquent	0.01%	3	$64,042.25
Over 120 Days Delinquent	0.10%	16	$473,415.86
Total Delinquent Receivables	0.98%	182	$4,846,607.72

Repossession Inventory:
Repossessed in the Current Collection Period		13	$447,428.38
Total Repossessed Inventory		20	$590,977.28

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1892%
Prior Collection Period			0.1662%
Current Collection Period			0.1277%
Three Month Average			0.1610%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1821%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	22

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	86	$2,483,911.86
2 Months Extended	120	$3,351,352.62
3+ Months Extended	12	$341,226.96

Total Receivables Extended	218	$6,176,491.44

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer